Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities.
Schedule of lease liabilities

	December 31,			December 31,
	2022	2021	2020	2022	2021	2020

	(Euro, in thousands)			(Euro, in thousands)
	Lease payments			Present value of lease payments
Lease liabilities

Within one year	€7,507	€7,557	€6,772	€7,209	€7,204	€6,401
In the second to fifth years inclusive	14,401	18,873	20,399	14,100	18,381	19,833
After five years	609	1,291	3,214	592	1,274	3,201
	€22,517	€27,720	€30,385	€21,901	€26,859	€29,436

Less future finance charges	616	861	949
Present value of lease liabilities	€21,901	€26,859	€29,436

Less amount due for settlement within 12 months				7,209	7,204	6,401
Amount due for settlement after 12 months				€14,692	€19,655	€23,035